FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - SCHEDULE OF MATURITY ANALYSIS FOR FINANCIAL LIABILITIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Accounts payable and accrued expenses	$ 8,356,915	$ 13,127,502
Lease liability	36,808,071	8,182,400
Income tax payable	2,764,352	2,024,865
Retainage payable	1,500,729	1,737,805
Security deposits	2,607,376	2,161,515
Long and short-term debt	267,216,692	271,344,270
Distributions payable to non-controlling interests	380,950
Total	319,635,085	298,578,357
On demand
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Accounts payable and accrued expenses	793,615	764,016
Lease liability	0	8,530
Income tax payable	0	0
Retainage payable	0	0
Security deposits	0	0
Long and short-term debt	0	0
Distributions payable to non-controlling interests	0
Total	793,615	772,546
Less than 3 months
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Accounts payable and accrued expenses	279,983	4,472,279
Lease liability	94,314	33,060
Income tax payable	0	2,024,865
Retainage payable	22,463	155,207
Security deposits	0	83,234
Long and short-term debt	2,715,758	1,624,415
Distributions payable to non-controlling interests	0
Total	3,112,518	8,393,060
3 to 12 months
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Accounts payable and accrued expenses	7,283,317	7,891,207
Lease liability	395,627	238,423
Income tax payable	2,764,352	0
Retainage payable	1,478,266	1,582,598
Security deposits	167,005	287,727
Long and short-term debt	9,921,063	15,078,681
Distributions payable to non-controlling interests	380,950
Total	22,390,580	25,078,636
1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Accounts payable and accrued expenses	0	0
Lease liability	4,545,290	1,199,059
Income tax payable	0	0
Retainage payable	0	0
Security deposits	2,440,371	1,790,554
Long and short-term debt	42,202,101	43,032,169
Distributions payable to non-controlling interests	0
Total	49,187,762	46,021,782
Thereafter
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Accounts payable and accrued expenses	0	0
Lease liability	31,772,840	6,703,328
Income tax payable	0	0
Retainage payable	0	0
Security deposits	0	0
Long and short-term debt	212,377,770	211,609,005
Distributions payable to non-controlling interests	0
Total	$ 244,150,610	$ 218,312,333